Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset retirement obligation
Asset Retirement Obligation, Beginning	$ 24,574	$ 22,337	$ 22,741
Accretion Expense	2,069	2,069	2,069
Change In Aro Estimates	387	168	(2,473)
Asset Retirement Obligation, Ending	$ 27,030	$ 24,574	$ 22,337